Document And Entity Information	May 06, 2024
Document Information Line Items
Entity Registrant Name	First Capital International, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001072842
Document Period End Date	May 06, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-26271
Entity Tax Identification Number	76-0582435
Entity Address, Address Line One	5829 W Sam Houston Pkwy N, Suite 405
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
City Area Code	(713)
Local Phone Number	629-4866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None